Consolidated condensed cash flows statements - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Consolidated cash flows statements [Abstract]
Profit for the period		$ 58,167	$ 68,380
Financial expense and non-monetary adjustments		536,579	552,775
II. Profit for the period adjusted by financial expense and non-monetary adjustments		594,746	621,155
III. Variations in working capital		(128,926)	(132,051)
Net interest and income tax paid		(162,578)	(167,668)
A. Net cash provided by operating activities		303,242	321,436
Investments in contracted concessional assets	[1]	3,819	14,704
Other non-current assets/liabilities		(14,387)	(35,974)
Acquisitions and other financial instruments		8,943	(153,176)
Dividends received from entities under the equity method		20,140	26,945
B. Net cash provided by/(used in) investing activities		18,515	(147,501)
Proceeds from Project & Corporate debt		1,277,596	326,591
Repayment of Project & Corporate debt		(959,566)	(456,020)
Dividends paid to Company's shareholders		(125,986)	(117,346)
Dividends paid to non-controlling interest		(20,994)	(24,082)
Purchase of Liberty's equity interests in Solana (Note 16)		(266,849)	0
Proceeds for capital increase		0	30,000
Proceeds from non-controlling interest		0	92,303
C. Net cash provided by/(used in) financing activities		(95,799)	(148,554)
Net increase/(decrease) in cash and cash equivalents		225,958	25,381
Cash and cash equivalents at beginning of the period		562,795	631,542
Translation differences in cash or cash equivalent		142	(15,195)
Cash and cash equivalents at end of the period		$ 788,895	$ 641,728

[1]	Includes proceeds for $7.4 million and $14.8 million for the six-month period ended June 30, 2020 and June 30, 2019 respectively, related to the amounts Solana received from Abengoa further to Abengoa's obligation as EPC Contractor.